Shareholders’ Equity (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common shares, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001